Sale of vessels (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Sales proceeds					$ 54,200,000
Net book value of vessels					(55,259,016)
Sales related costs					(1,032,669)
Lease termination costs and related finance fees					(509,463)
Net (loss)/gain		$ 500,000	$ 0	$ 0	(2,601,148)
Ardmore Calypso [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds					19,150,000
Net book value of vessels					(18,783,238)
Sales related costs					(273,458)
Lease termination costs and related finance fees					(254,731)
Net (loss)/gain					(161,427)
Ardmore Capella [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds					19,350,000
Net book value of vessels					(18,253,669)
Sales related costs					(228,210)
Lease termination costs and related finance fees					(254,732)
Net (loss)/gain					613,389
Ardmore Centurion [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds					15,700,000
Net book value of vessels					(18,222,109)
Sales related costs					(531,001)
Lease termination costs and related finance fees					0
Net (loss)/gain	$ 6,400,000				$ (3,053,110)